Basis of Preparation (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents		$ (9,933)	$ (44,333)	$ (95,749)
Proceeds on disposals of natural gas and oil properties and equipment		(4,470)	(1,831)	(4,083)
Deferred consideration payments		(550)		(2,620)
Interest paid, classified as financing activities		$ 47,632	60,215	$ 116,784
Chesapeake Granite Wash Trust | Diversified Production LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		50.80%
Sooner State Joint ABS Holdings LLC | Diversified Production LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		51.25%
Sooner State Joint ABS Holdings LLC | OCM Denali Holdings LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		48.75%
DP Lion Equity Holdco LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	20.00%
Giant Land, LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Link Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Old Faithful Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Riverside Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Splendid Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Revision of Prior Period, Reclassification, Adjustment
Disclosure of attribution of expenses by nature to their function [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents			6,830
Proceeds on disposals of natural gas and oil properties and equipment			6,830
Deferred consideration payments			(1,520)
Settled liabilities, contingent liabilities recognised in business combination			(1,520)
Interest paid, classified as financing activities			800
Cash outflow for leases			$ (800)